Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 25.5	SFr 30.5
Non-cash additions of property, plant and equipment	0.0	6.8
Other
Disclosure of detailed information about property, plant and equipment [line items]
Additions	8.6	SFr 3.5
Other, fixed assets not yet in use	SFr 14.8		SFr 7.3